Income Tax - Summary of Tax (Charge)/Benefit Recognised in Other Comprehensive Income (Detail) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Income tax relating to components of other comprehensive income [abstract]
Net exchange differences on translation of foreign operations	£ (13)	£ 5	£ (4)
Fair value gain on other financial assets	(6)	(4)
Remeasurement of retirement benefit obligations	2	22	9
Tax benefit/(charge) recognised in other comprehensive income	£ (17)	£ 23	£ 5